UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22058

Nuveen Tax-Advantaged Dividend Growth Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Tax-Advantaged Dividend Growth Fund (JTD)
March 31, 2014

Shares	Description (1)				Value
	LONG-TERM INVESTMENTS - 137.9% (97.7% of Total Investments)
	COMMON STOCKS - 104.4% (74.0% of Total Investments)
	Aerospace & Defense - 4.4%
35,425	Boeing Company				$ 4,445,483
42,819	Honeywell International Inc.				3,971,890
153,762	Safran SA, (2)				2,650,857
	Total Aerospace & Defense				11,068,230
	Automobiles - 1.3%
34,965	Daimler AG, (2)				3,319,927
	Banks - 11.3%
41,200	BOC Hong Kong Holdings Limited, (2)				2,347,592
48,553	Cullen/Frost Bankers, Inc.				3,764,314
47,007	HSBC Holdings PLC				2,389,366
88,643	JP Morgan Chase & Co.				5,381,517
278,736	Mitsubishi UFJ Financial Group Inc.				1,544,197
66,967	Swedbank AB, (2)				1,794,716
51,844	Toronto-Dominion Bank				2,434,076
111,535	Wells Fargo & Company, (3)				5,547,751
100,640	Westpac Banking Corporation, (7)				3,226,518
	Total Banks				28,430,047
	Beverages - 3.0%
149,733	Coca-Cola Company				5,788,677
53,165	Heineken NV, (2)				1,853,864
	Total Beverages				7,642,541
	Capital Markets - 3.2%
130,859	Bank of New York Company, Inc., (3)				4,618,014
10,594	BlackRock Inc.				3,331,601
	Total Capital Markets				7,949,615
	Chemicals - 2.1%
134,195	Linde AG, (2)				2,681,216
32,949	Syngenta AG, ADR				2,496,875
	Total Chemicals				5,178,091
	Communications Equipment - 3.1%
52,950	Motorola Solutions Inc., (3)				3,404,156
56,805	QUALCOMM, Inc.				4,479,642
	Total Communications Equipment				7,883,798
	Computers & Peripherals - 3.5%
9,508	Apple, Inc., (3)				5,103,324
137,722	EMC Corporation				3,774,960
	Total Computers & Peripherals				8,878,284
	Containers & Packaging - 2.0%
50,908	Amcor Limited, (2)				1,971,667
44,224	Packaging Corp. of America				3,112,043
	Total Containers & Packaging				5,083,710
	Diversified Telecommunication Services - 2.3%
163,026	AT&T Inc.				5,717,321
	Electric Utilities - 4.7%
76,254	ITC Holdings Corporation, (3)				2,848,087
41,330	NextEra Energy Inc.				3,951,975
191,400	Red Electrica Corporacion SA, (2)				3,110,250
73,056	Scottish and Southern Energy PLC, (2)				1,805,214
	Total Electric Utilities				11,715,526
	Electrical Equipment - 0.7%
70,862	ABB Limited				1,827,531
	Energy Equipment & Services - 1.8%
65,947	Seadrill Limited				2,318,697
52,323	Tenaris SA				2,315,293
	Total Energy Equipment & Services				4,633,990
	Food & Staples Retailing - 2.2%
73,488	CVS Caremark Corporation				5,501,312
	Food Products - 2.0%
128,116	Danone, (2)				1,817,966
44,223	McCormick & Company, Incorporated				3,172,558
	Total Food Products				4,990,524
	Health Care Equipment & Supplies - 1.5%
52,075	Covidien PLC				3,835,845
	Health Care Providers & Services - 2.3%
70,680	UnitedHealth Group Incorporated, (3)				5,795,052
	Hotels, Restaurants & Leisure - 1.3%
207,567	Compass Group PLC, (2)				3,177,851
	Household Durables - 3.0%
40,513	Tupperware Corporation, (3)				3,393,369
27,037	Whirlpool Corporation				4,040,950
	Total Household Durables				7,434,319
	Industrial Conglomerates - 0.9%
33,740	Jardine Matheson Holdings Limited, (2)				2,128,319
	Insurance - 3.0%
43,366	Ace Limited				4,295,836
33,560	Swiss Re AG, (2)				3,113,422
	Total Insurance				7,409,258
	IT Services - 2.9%
45,276	Accenture Limited				3,609,403
70,439	Fidelity National Information Services				3,764,965
	Total IT Services				7,374,368
	Machinery - 2.2%
40,500	Caterpillar Inc., (7)				4,024,485
23,471	Kubota Corporation, (2)				1,558,709
	Total Machinery				5,583,194
	Media - 3.7%
103,566	Pearson Public Limited Company				1,844,510
35,300	Time Warner Cable, Class A				4,842,454
26,271	WPP Group PLC				2,708,015
	Total Media				9,394,979
	Metals & Mining - 2.2%
32,667	BHP Billiton Limited				2,213,843
117,312	Southern Copper Corporation, (3)				3,414,952
	Total Metals & Mining				5,628,795
	Multiline Retail - 1.6%
68,707	Macy’s, Inc.				4,073,638
	Oil, Gas & Consumable Fuels - 7.4%
123,227	BG Group PLC, (2)				2,278,467
36,977	Chevron Corporation, (3)				4,396,935
140,674	Kinder Morgan, Inc., (7)				4,570,498
53,251	Phillips 66				4,103,522
50,181	Total SA, Sponsored ADR				3,291,874
	Total Oil, Gas & Consumable Fuels				18,641,296
	Personal Products - 0.9%
69,999	L’Oreal, (2)				2,309,267
	Pharmaceuticals - 8.2%
86,130	AbbVie Inc.				4,427,082
32,667	Merck KGaA, (2)				1,834,693
33,799	Novartis AG, Sponsored ADR				2,873,591
74,120	Novo-Nordisk A/S				3,383,578
196,641	Pfizer Inc., (3)				6,316,107
36,167	Sanofi-Aventis				1,890,811
	Total Pharmaceuticals				20,725,862
	Professional Services - 3.3%
138,863	Experian PLC, (2)				2,509,254
127,762	Nielsen Holdings BV				5,702,017
	Total Professional Services				8,211,271
	Road & Rail - 1.7%
22,665	Union Pacific Corporation				4,253,314
	Software - 2.9%
136,919	Microsoft Corporation, (3)				5,612,310
20,589	SAP AG, Sponsored ADR				1,674,092
	Total Software				7,286,402
	Specialty Retail - 1.5%
76,577	Lowe’s Companies, Inc.				3,744,615
	Textiles, Apparel & Luxury Goods - 1.9%
77,168	VF Corporation				4,775,156
	Tobacco - 1.9%
59,222	Philip Morris International				4,848,505
	Trading Companies & Distributors - 0.8%
84,600	Itochu Corporation, (2)				1,977,948
	Wireless Telecommunication Services - 1.7%
130,182	KDDI Corporation, (2), (3)				1,890,243
61,474	Vodafone Group PLC, Sponsored ADR				2,262,860
	Total Wireless Telecommunication Services				4,153,103
	Total Common Stocks (cost $201,062,733)				262,582,804

Shares	Description (1)	Coupon		Ratings (4)	Value
	CONVERTIBLE PREFERRED SECURITIES - 0.1% (0.1% of Total Investments)
	Real Estate Investment Trust - 0.1%
6,800	American Homes 4 Rent	5.000%		N/R	$ 166,600
	Total Convertible Preferred Securities (cost $170,000)				166,600

Shares	Description (1)	Coupon		Ratings (4)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED - 25.9% (18.2% of Total Investments)
	Banks - 4.8%
5,600	AgriBank FCB, (5)	6.875%		A-	$ 577,325
28,500	Associated Banc-Corp.	8.000%		BB+	798,000
16,200	Boston Private Financial Holdings Inc.	6.950%		N/R	377,460
4,615	Citigroup Inc.	8.125%		BB+	134,297
17,200	Citigroup Inc.	7.125%		BB+	454,080
16,300	City National Corporation	6.750%		BBB-	451,673
32,800	Fifth Third Bancorp.	6.625%		BBB-	869,528
48,015	First Naigara Finance Group	8.625%		BB+	1,364,106
31,850	First Republic Bank of San Francisco	6.200%		BBB	785,103
32,600	FNB Corporation	7.250%		Ba3	872,050
10,300	HSBC Holdings PLC	8.000%		BBB+	277,791
6,611	HSBC USA Inc.	6.500%		BBB+	166,134
32,400	Morgan Stanley	7.125%		BB+	859,572
17,675	PNC Financial Services	6.125%		BBB	472,099
100,000	U.S. Bancorp.	6.500%		BBB+	2,840,000
30,451	Zions Bancorporation	7.900%		BB	862,981
	Total Banks				12,162,199
	Capital Markets - 2.5%
308	Affiliated Managers Group Inc.	6.375%		BBB	7,700
1,825	Allied Capital Corporation	6.875%		BBB	45,333
6,900	Apollo Investment Corporation	6.875%		BBB	163,875
25,675	Apollo Investment Corporation	6.625%		BBB	623,389
35,250	Ares Capital Corporation	7.000%		BBB	933,068
300	Arlington Asset Investment Corporation	6.625%		N/R	6,867
35,000	Fifth Street Finance Corporation	6.125%		BBB-	837,900
3,700	Gladstone Investment Corporation	7.125%		N/R	97,939
14,300	Hercules Technology Growth Capital Incorporated	7.000%		N/R	369,941
3,000	JMP Group Inc.	7.250%		N/R	75,600
11,200	Ladenburg Thalmann Financial Services Inc.	8.000%		N/R	252,560
20,225	Medley Capital Corporation	6.125%		N/R	493,692
15,200	MVC Capital Incorporated	7.250%		N/R	386,536
14,298	Oxford Lane Capital Corporation	7.500%		N/R	341,007
500	Saratoga Investment Corporation	7.500%		N/R	12,590
59,950	Solar Capital Limited	6.750%		BBB-	1,378,850
9,263	Triangle Capital Corporation	7.000%		N/R	237,596
1,800	Triangle Capital Corporation	6.375%		N/R	44,532
	Total Capital Markets				6,308,975
	Consumer Finance - 1.0%
24,500	Discover Financial Services	6.500%		BB	600,985
55,100	HSBC Finance Corporation	6.360%		BBB+	1,383,010
8,905	SLM Corporation, Series A	6.970%		BB	434,119
	Total Consumer Finance				2,418,114
	Diversified Consumer Services - 0.3%
31,900	Gabelli Equity Trust	5.000%		A1	742,632
	Diversified Financial Services - 1.1%
21,300	Ares Capital Corporation	5.875%		BBB	539,955
30,900	Countrywide Capital Trust IV	6.750%		BB+	783,315
1,600	KKR Financial Holdings LLC	7.500%		BBB	43,168
36,350	Main Street Capital Corporation	6.125%		N/R	894,210
14,650	PennantPark Investment Corporation	6.250%		BBB-	362,734
	Total Diversified Financial Services				2,623,382
	Diversified Telecommunication Services - 0.6%
70,850	Qwest Corporation	6.125%		BBB-	1,560,826
	Food Products - 0.4%
33,400	CHS Inc., (6)	7.100%		N/R	894,118
	Household Durables - 0.3%
33,800	Pitney Bowes Incorporated	6.700%		BBB	857,844
	Insurance - 4.4%
62,500	American Financial Group	7.000%		BBB+	1,616,875
8,700	Arch Capital Group Limited	6.750%		BBB	218,544
29,600	Argo Group US Inc.	6.500%		BBB-	681,096
14,298	Aspen Insurance Holdings Limited	7.401%		BBB-	369,746
50,000	Aspen Insurance Holdings Limited	7.250%		BBB-	1,306,000
27,300	Axis Capital Holdings Limited	6.875%		BBB	687,960
81,891	Endurance Specialty Holdings Limited	7.500%		BBB-	2,143,087
23,300	Kemper Corporation	7.375%		Ba1	599,742
1,000	Maiden Holdings NA Limited	8.250%		BBB-	25,950
30,500	Maiden Holdings NA Limited	8.000%		BBB-	794,525
20,443	Maiden Holdings NA Limited	7.750%		BBB-	510,666
207	PartnerRe Limited	7.250%		BBB+	5,488
58,100	Principal Financial Group	6.518%		BBB	1,445,528
25,800	Reinsurance Group of America Inc.	6.200%		BBB	683,442
1,100	Selective Insurance Group	5.875%		BBB+	24,618
	Total Insurance				11,113,267
	Marine - 0.5%
20,300	Costamare Inc., (6)	8.500%		N/R	509,936
2,300	Navios Maritime Holdings Inc., (6)	8.750%		N/R	57,500
20,000	Seaspan Corporation	8.250%		N/R	510,400
1,300	Seaspan Corporation, WI/DD	6.375%		N/R	32,627
	Total Marine				1,110,463
	Multi-Utilities - 1.5%
25,000	Dominion Resources Inc.	8.375%		BBB	637,500
95,460	DTE Energy Company	6.500%		Baa1	2,434,230
29,401	Scana Corporation	7.700%		BBB-	777,656
	Total Multi-Utilities				3,849,386
	Oil, Gas & Consumable Fuels - 0.8%
4,600	Atlas Pipeline Partners LP, (6)	8.250%		CCC+	115,966
4,000	Callon Petroleum Company	10.000%		N/R	204,000
20,000	Kayne Anderson MLP Trust	4.600%		AA	504,800
9,808	Magnum Hunter Resources Corporation	8.000%		N/R	481,180
4,200	Miller Energy Resources Inc.	10.500%		N/R	101,724
5,100	Tsakos Energy Navigation Limited	8.875%		N/R	126,429
7,900	Vanguard Natural Resources LLC	7.875%		N/R	202,319
7,300	Vanguard Natural Resources LLC, (6)	7.625%		N/R	178,923
	Total Oil, Gas & Consumable Fuels				1,915,341
	Real Estate Investment Trust - 7.1%
4,300	American Realty Capital Properties Inc.	6.700%		N/R	97,911
38,800	Apartment Investment & Management Company	7.000%		BB-	973,104
4,906	Apollo Commercial Real Estate Finance	8.625%		N/R	124,416
9,200	Arbor Realty Trust Incorporated	8.500%		N/R	227,700
11,550	Arbor Realty Trust Incorporated	8.250%		N/R	285,978
8,800	Arbor Realty Trust Incorporated	7.750%		N/R	201,784
62,400	Ashford Hospitality Trust Inc.	9.000%		N/R	1,679,184
4,200	Campus Crest Communities	8.000%		N/R	105,630
15,000	Capstead Mortgage Corporation	7.500%		N/R	359,550
1,000	Colony Financial Inc.	8.500%		N/R	25,930
31,350	DDR Corporation	6.500%		Baa3	754,281
33,600	Digital Realty Trust Inc.	7.000%		Baa3	818,832
72,500	Dupont Fabros Technology	7.875%		Ba2	1,830,625
25,000	Equity Residential Properties Trust, (5)	8.290%		Baa2	1,492,970
7,000	First Potomac Realty Trust	7.750%		N/R	176,890
22,100	Inland Real Estate Corporation	8.125%		N/R	570,622
11,600	Kennedy-Wilson Inc.	7.750%		BB-	292,784
2,600	Kite Realty Group Trust	8.250%		N/R	66,846
23,370	MFA Financial Inc.	7.500%		N/R	553,402
9,200	National Retail Properties Inc.	6.625%		Baa2	223,008
22,900	Northstar Realty Finance Corporation	8.875%		N/R	580,057
32,400	Northstar Realty Finance Corporation	8.250%		N/R	798,012
36,600	Penn Real Estate Investment Trust	7.375%		N/R	916,830
2,000	Prologis Inc., (5)	8.540%		BBB-	114,063
10,500	Rait Financial Trust	7.750%		N/R	251,160
33,000	Regency Centers Corporation	6.625%		Baa3	785,400
50,000	Senior Housing Properties Trust	5.625%		BBB-	1,092,500
3,800	STAG Industrial Inc.	6.625%		BB	86,450
37,000	Taubman Centers Incorporated, Series K	6.250%		N/R	848,780
19,652	Vornado Realty LP	7.875%		BBB	507,022
37,800	Winthrop Realty Trust Inc.	9.250%		N/R	1,006,236
	Total Real Estate Investment Trust				17,847,957
	Thrifts & Mortgage Finance - 0.0%
1,550	Federal Agricultural Mortgage Corporation	5.875%		N/R	34,643
	U.S. Agency - 0.6%
8,700	Cobank Agricultural Credit Bank, (5), 144A	6.250%		A-	880,331
2,209	Cobank Agricultural Credit Bank, (5), 144A	6.125%		A-	187,144
4,750	Farm Credit Bank of Texas, (5), 144A	6.750%		Baa1	484,797
	Total US Agency				1,552,272
	Total $25 Par (or similar) Retail Preferred (cost $63,184,153)				64,991,419

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS - 2.2% (1.7% of Total Investments)

	Banks - 0.4%
$ 975	M&T Bank Corporation	6.450%	12/29/49	BBB	$ 1,011,563
	Capital Markets - 0.4%
900	Prosepect Capital Corporation, Convertible Bond	5.875%	3/15/23	BBB	896,912
	Commercial Services & Supplies - 0.2%
200	Iron Mountain Inc.	5.750%	8/15/24	B1	194,750
20	R.R. Donnelley & Sons Company, 144A	7.875%	3/15/21	BB-	22,900
350	R.R. Donnelley & Sons Company	6.500%	11/15/23	BB-	369,688
50	R.R. Donnelley & Sons Company, 144A	6.000%	4/01/24	BB-	50,375
620	Total Commercial Services & Supplies				637,713
	Diversified Financial Services - 0.3%
675	Jefferies Finance LLC Corpration, 144A	6.875%	4/15/22	B1	680,063
	Diversified Telecommunication Services - 0.5%
1,200	Frontier Comminications Corporation	7.125%	1/15/23	Ba2	1,245,000
	Oil, Gas & Consumable Fuels - 0.4%
135	Breitburn Energy Partners LP	7.875%	4/15/22	B-	146,136
600	DCP Midstream LLC, 144A	5.850%	5/21/43	Baa3	564,000
200	Vanguard Natural Resources Finance	7.875%	4/01/20	B	215,500
935	Total Oil, Gas & Consumable Fuels				925,636
$ 5,305	Total Corporate Bonds (cost $5,257,465)				5,396,887

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 5.0% (3.5% of Total Investments)

	Banks - 0.4%
$ 1,000	PNC Financial Services Inc.	6.750%	N/A(8)	BBB	$ 1,090,000
50	Zions Bancorporation	7.200%	N/A(8)	BB	51,750
1,050	Total Banks				1,141,750
	Diversified Financial Services - 1.9%
1,100	General Electric Capital Corporation, (3)	6.250%	N/A(8)	AA-	1,177,000
1,000	General Electric Capital Corporation	7.125%	N/A(8)	AA-	1,140,000
1,400	JP Morgan Chase & Company	5.150%	N/A(8)	BBB	1,312,500
1,000	JP Morgan Chase & Company	7.900%	N/A(8)	BBB	1,130,000
4,500	Total Diversified Financial Services				4,759,500
	Insurance - 2.7%
1,482	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	1,645,020
1,000	MetLife Inc.	10.750%	8/01/39	BBB	1,515,000
1,000	National Financial Services Inc.	6.750%	5/15/37	Baa2	1,000,000
106	Prudential PLC	7.750%	N/A(8)	A-	114,745
958	Swiss Re Capital I, 144A	6.854%	N/A(8)	A	1,025,060
594	Symetra Financial Corporation, 144A	8.300%	10/15/37	BBB-	623,700
825	XL Capital Ltd	6.500%	N/A(8)	BBB	811,594
5,965	Total Insurance				6,735,119
$ 11,515	Total $1,000 Par (or similar) Institutional Preferred (cost $11,287,948)				12,636,369

Shares	Description (1), (9)			Value
	INVESTMENT COMPANIES - 0.3% (0.2% of Total Investments)
154,200	MFS Intermediate Income Trust			$ 798,756
2,800	Oxford Lane Capital Corporation			46,760
	Total Investment Companies (cost $855,781)			845,516
	Total Long-Term Investments (cost $281,818,080)			346,619,595

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS - 3.3% (2.3% of Total Investments)
$ 8,331	Repurchase Agreement with State Street Bank, dated 3/31/14, repurchase price $8,364,554, collateralized by: $8,595,000 U.S. Treasury Notes, 0.625%, due 8/31/17, value $8,444,050, $90,000 U.S. Treasury Notes, 0.750%, due 10/31/17, value $88,707	0.000%	4/01/14	$ 8,331,123
	Total Short-Term Investments (cost $8,331,123)			8,331,123
	Total Investments (cost $290,149,203) - 141.2%			354,950,718
	Borrowings - (40.2)% (10), (11)			(101,000,000)
	Other Assets Less Liabilities - (1.0)% (12)			(2,523,314)
	Net Assets Applicable to Common Shares - 100%			$ 251,427,404

Investments in Derivatives as of March 31, 2014

Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (13)	Date	Price	Value (12)
(200)	Microsoft Corporation	$ (800,000)	4/19/14	$ 40	$ (27,200)
(100)	NASDAQ 100® INDEX	(37,000,000)	4/19/14	3,700	(112,500)
(50)	NASDAQ 100® INDEX	(18,500,000)	5/17/14	3,700	(151,500)
(50)	NASDAQ 100® INDEX	(18,250,000)	5/17/14	3,650	(241,500)
(100)	S&P 500® Index	(18,800,000)	4/19/14	1,880	(127,500)
(50)	S&P 500® Index	(9,300,000)	4/19/14	1,860	(123,250)
(100)	S&P 500® Index	(18,750,000)	5/17/14	1,875	(271,500)
(50)	S&P 500® Index	(9,425,000)	5/17/14	1,885	(109,000)
(700)	Total Options Written (premiums received $1,473,572)	(130,825,000)			$ (1,163,950)

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (14)	Date	(Depreciation) (12)
JPMorgan	$ 27,625,000	Receive	1-Month USD-LIBOR	1.255%	Monthly	12/01/14	12/01/18	$ 657,136
JPMorgan	27,625,000	Receive	1-Month USD-LIBOR	1.673	Monthly	12/01/14	12/01/20	1,205,020
Morgan Stanley	16,750,000	Receive	1-Month USD-LIBOR	2.323	Monthly	3/29/11	3/29/16	(620,672)
	$ 72,000,000							$ 1,241,484

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 216,451,362	$ 46,131,442	$ –	$ 262,582,804
Convertible Preferred Securities	166,600	–	–	166,600
$25 Par (or similar) Retail Preferred	61,254,789	3,736,630	–	64,991,419
Corporate Bonds	–	5,396,887	–	5,396,887
$1,000 Par (or similar) Institutional Preferred	–	12,636,369	–	12,636,369
Investment Companies	845,516	–	–	845,516
Short-Term Investments:
Repurchase Agreements	–	8,331,123	–	8,331,123
Investments in Derivatives:
Options Written	(1,163,950)	–	–	(1,163,950)
Interest Rate Swaps*	–	1,241,484	–	1,241,484
Total	$ 277,554,317	$ 77,473,935	$ –	$ 355,028,252

* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2014, the cost of investments (excluding investments in derivatives) was $291,254,552.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2014, were as follows:

Gross unrealized:
Appreciation	$ 68,558,497
Depreciation	(4,862,331)
Net unrealized appreciation (depreciation) of investments	$ 63,696,166

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Preferred classified as Level 2.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(7)	Investment, or a portion of investment, is out on loan. The total value of investments out on loan as of the end of the reporting period was $167,800.

(8)	Perpetual security. Maturity date is not applicable.

(9)

A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(10)	Borrowings as a percentage of Total Investments is 28.5%.

(11)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $220,232,102 have been pledged as collateral for Borrowings.

(12)

Other Assets Less Liabilities includes the Value and the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(13)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(14)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.

N/A	Not applicable.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

USD-LIBOR	United States Dollar - London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.              The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Tax-Advantaged Dividend Growth Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2014